STAPLED UNITHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
STAPLED UNITHOLDERS' EQUITY
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	$ 159,499	$ 320,158
Fair value losses on derivatives designated as net investment hedges	(43,309)	(108,706)
Accumulated Other Comprehensive Income	$ 116,190	$ 211,452